Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Common Stock To Be Issued [Member]	Retained Earnings [Member]	Common Class A [Member]	Common Class B [Member]	Total	Subscription Receivable [Member]
Balance, value at Dec. 31, 2022		$ 2,000	$ 1,000	$ 200,168,000		$ (183,213,000)			$ 16,958,000
Balance, shares at Dec. 31, 2022	3,721,394	18,571,603	2,954,291
Sale of common stock				33,917,000				$ 1,800,000	33,103,000	(814,000)
Sale of common stock, shares			1,076,716
Stock issuance costs				(1,767,000)					(1,767,000)
Shares and warrants issued for services				2,899,000					2,899,000
Shares and warrants issued for services, shares			69,342
Stock based compensation				35,123,000					35,123,000
Net loss						(59,292,000)			(59,292,000)
Sale of Andromeda Interfaces, Inc. subsidiary in exchange for Aptera common stock				(2,310,000)					(2,310,000)
Sale of Andromeda Interfaces, Inc. subsidiary in exchange for Aptera common stock,shares		(83,696)
Repurchase of shares				(29,000)					$ (29,000)
Repurchase of shares, shares		(908)					(83,696)
Exercise of stock options, shares
Balance, value at Dec. 31, 2023		$ 2,000	$ 1,000	268,001,000	$ (814,000)	(242,505,000)			$ 24,685,000	(814,000)
Balance, shares at Dec. 31, 2023	3,721,394	18,486,999	4,100,349
Sale of common stock				13,139,000	1,364,000				14,503,000
Sale of common stock, shares			424,474					424,474
Stock issuance costs				(916,000)					(916,000)
Shares and warrants issued for services				55,000				$ 55,000	55,000
Shares and warrants issued for services, shares			1,746					1,746
Stock based compensation				8,629,000					8,629,000
Net loss						(17,822,000)			(17,822,000)
Balance, value at Jun. 30, 2024		$ 2,000	$ 1,000	288,908,000	550,000	(260,327,000)			29,134,000
Balance, shares at Jun. 30, 2024	3,721,394	18,486,999	4,526,569
Balance, value at Dec. 31, 2023		$ 2,000	$ 1,000	268,001,000	(814,000)	(242,505,000)			24,685,000	(814,000)
Balance, shares at Dec. 31, 2023	3,721,394	18,486,999	4,100,349
Sale of common stock				22,929,000				$ 1,900,000	23,462,000	533,000
Sale of common stock, shares			744,329					744,329
Stock issuance costs				(1,822,000)					(1,822,000)
Shares and warrants issued for services				2,677,000					2,677,000
Shares and warrants issued for services, shares			4,793
Stock based compensation				12,089,000					12,089,000
Net loss						(34,907,000)			(34,907,000)
Exercise of stock options				7,000				$ 7	$ 7,000
Exercise of stock options, shares			642					642	642
Shares issued for conversion of convertible notes and interest				703,000					$ 703,000
Shares issued for conversion of convertible notes and interest,shares			27,877
Balance, value at Dec. 31, 2024		$ 2,000	$ 1,000	304,584,000	(281,000)	(277,412,000)			26,894,000	(281,000)
Balance, shares at Dec. 31, 2024	3,721,394	18,486,999	4,877,990
Balance, value at Mar. 31, 2024		$ 2,000	$ 1,000	282,776,000	(522,000)	(254,754,000)			27,503,000
Balance, shares at Mar. 31, 2024	3,721,394	18,486,999	4,352,227
Sale of common stock				5,238,000	1,072,000				6,310,000
Sale of common stock, shares			173,733					173,733
Stock issuance costs				(358,000)					(358,000)
Shares and warrants issued for services				19,000				$ 19,000	19,000
Shares and warrants issued for services, shares			609					609
Stock based compensation				1,233,000					1,233,000
Net loss						(5,573,000)			(5,573,000)
Balance, value at Jun. 30, 2024		$ 2,000	$ 1,000	288,908,000	550,000	(260,327,000)			29,134,000
Balance, shares at Jun. 30, 2024	3,721,394	18,486,999	4,526,569
Balance, value at Dec. 31, 2024		$ 2,000	$ 1,000	304,584,000	(281,000)	(277,412,000)			26,894,000	$ (281,000)
Balance, shares at Dec. 31, 2024	3,721,394	18,486,999	4,877,990
Sale of common stock				7,398,000	269,000				7,667,000
Sale of common stock, shares			186,251					186,251
Stock issuance costs				(596,000)					(596,000)
Shares and warrants issued for services				7,428,000				$ 15,000	7,428,000
Shares and warrants issued for services, shares			347					347
Stock based compensation				8,358,000					8,358,000
Net loss						(22,938,000)			$ (22,938,000)
Exercise of stock options, shares
Balance, value at Jun. 30, 2025		$ 2,000	$ 1,000	327,172,000	(12,000)	(300,350,000)			$ 26,813,000
Balance, shares at Jun. 30, 2025	3,721,394	18,486,999	5,064,588
Balance, value at Mar. 31, 2025		$ 2,000	$ 1,000	311,616,000	(88,000)	(288,279,000)			23,252,000
Balance, shares at Mar. 31, 2025	3,721,394	18,486,999	4,908,980
Sale of common stock				6,342,000	76,000				6,418,000
Sale of common stock, shares			155,261					155,261
Stock issuance costs				(496,000)					(496,000)
Shares and warrants issued for services				2,507,000				$ 15,000	2,507,000
Shares and warrants issued for services, shares			347					347
Stock based compensation				7,203,000					7,203,000
Net loss						(12,071,000)			(12,071,000)
Balance, value at Jun. 30, 2025		$ 2,000	$ 1,000	$ 327,172,000	$ (12,000)	$ (300,350,000)			$ 26,813,000
Balance, shares at Jun. 30, 2025	3,721,394	18,486,999	5,064,588